UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22251

HATTERAS VC CO-INVESTMENT FUND II, LLC

(Exact name of registrant as specified in charter)

8540 COLONNADE CENTER DRIVE, SUITE 401

RALEIGH, NORTH CAROLINA 27615

(Address of principal executive offices) (Zip code)

DAVID B. PERKINS

8540 COLONNADE CENTER DRIVE, SUITE 401

RALEIGH, NORTH CAROLINA 27615

(Name and address of agent for service)

Registrant's telephone number, including area code: (919) 846-2324

Date of fiscal year end: AUGUST 31

Date of reporting period: February 29, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

VC Co-Investment Fund II, LLC
Semi-Annual Report

For the Period Ending February 29, 2012

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

Financial Statements

For the six months ended February 29, 2012

(Unaudited)

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

SCHEDULE OF INVESTMENTS

February 29, 2012

(Unaudited)

Description of Investment	Initial Investment Date	Cost	Fair Value	% of Members' Capital
Private Company:

Alternative Energy:
Tioga Energy, Inc. [a,b]
San Mateo, California
363,285 shares of
Common Stock	May 2010	$150,000	$24,753	0.24%

Tioga Energy, Inc. [a,b]
San Mateo, California
Bridge Financing Note
Principal of $183,187,
8.00%, 7/22/2012	Jul. 2011	183,187	558,100	5.35%

Tioga Energy, Inc. [a,b]
San Mateo, California
Bridge Financing Note
Principal of $150,000,
8.00%, 11/15/2012	Nov. 2011	150,000	453,196	4.34%
Total Alternative Energy		483,187	1,036,049	9.93%

Consumer:
Ooma, Inc. [a,b]
Palo Alto, California
162,287 shares of Series
Alpha Preferred Stock	Oct. 2009	371,317	380,969	3.65%

Sonim Technologies, Inc. [a,b]
San Mateo, California
171,702 shares of
Series 4 Preferred Stock	Nov. 2009	125,000	130,258	1.25%

Sonim Technologies, Inc. [a,b]
San Mateo, California
1,786,907 shares of
Series 4-A Preferred Stock	Nov. 2010	97,907	161,941	1.55%
Total Consumer		594,224	673,168	6.45%

				(continued)

See notes to financial statements.	ONE

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

SCHEDULE OF INVESTMENTS

February 29, 2012

(Unaudited)

Description of Investment	Initial Investment Date	Cost	Fair Value	% of Members’ Capital
Healthcare:
Clinipace, Inc. [a,b]
Raleigh, North Carolina
3,816,881 shares of
Series C Preferred Stock	Sep. 2011	$500,000	$500,000	4.79%

Information Technology:
Stoke, Inc. [a,b]
Santa Clara, California
76,453 shares of
Series E Preferred Stock	Nov. 2010	250,001	250,001	2.40%

Xsigo Systems, Inc. [a,b]
San Jose, California
403,904 shares of
Series G Preferred Stock	Jun. 2011	494,823	494,823	4.74%
Total Information Technology		744,824	744,824	7.14%

Medical Technology:
Anulex Technologies, Inc. [a,b]
Minnetonka, Minnesota
150,000 shares of
Series E Preferred Stock	May 2010	150,000	132,884	1.27%

Lineagen, Inc. [a,b]
Salt Lake City, Utah
Convertible Promissory Note
Principal of $300,000,
5.25%, 6/30/2012	Jul. 2011	300,000	309,657	2.97%
Total Medical Technology		450,000	442,541	4.24%

Semiconductor:
GainSpan Corporation [a,b]
San Jose, California
312,500 shares of
Series C Preferred Stock	Sep. 2011	250,000	250,000	2.39%

(continued)

See notes to financial statements.	TWO

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

SCHEDULE OF INVESTMENTS

February 29, 2012

(Unaudited)

Description of Investment	Initial Investment Date	Cost	Fair Value	% of Members’ Capital
Magnum Semiconductor, Inc. [a,b]
Milpitas, California
134,219 shares of
Series E-1 Preferred Stock	Jun. 2010	$161,063	$201,327	1.93%

Quantenna Communications, Inc. [a,b]
Fremont, California
1,893,223 shares of
Series D Preferred Stock	Apr. 2010	150,000	210,754	2.02%

Quantenna Communications, Inc. [a,b]
Fremont, California
673,734 shares of
Series E Preferred Stock	Oct. 2010	75,000	75,000	0.72%

Quantenna Communications, Inc. [a,b]
Fremont, California
Bridge Financing Note
Principal of $7,445,
5.00%, 11/7/2012	Nov. 2011	7,445	7,559	0.07%

Quantenna Communications, Inc. [a,b]
Fremont, California
Bridge Financing Note
Principal of $11,167,
5.00%, 11/7/2012	Dec. 2011	11,167	11,281	0.11%

Quantenna Communications, Inc. [a,b]
Fremont, California
Bridge Financing Note
Principal of $20,472,
5.00%, 11/7/2012	Jan. 2012	20,472	20,582	0.20%
Total Semiconductor		675,147	776,503	7.44%

Software:
Clustrix, Inc. [a,b]
San Francisco, California
248,663 shares of
Series B Preferred Stock	Dec. 2010	250,001	250,001	2.40%

 (continued)

See notes to financial statements.	THREE

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

SCHEDULE OF INVESTMENTS

February 29, 2012

(Unaudited)

Description of Investment	Initial Investment Date	Cost	Fair Value	% of Members’ Capital
Kontiki, Inc. [a,b]
Sunnyvale, California	.
333,334 shares of
Series B Preferred Stock	Jul. 2010	$250,001	$250,001	2.40%

Kontiki, Inc. [a,b]
Sunnyvale, California
234,552 shares of
Series C Preferred Stock	Jan. 2012	91,464	114,329	1.10%

Posit Science Corporation [a,b]
San Francisco, California
2,415,460 shares of
Common Stock	Dec. 2009	200,000	44,686	0.43%

Posit Science Corporation [a,b]
San Francisco, California
642,875 shares of
Series AA Preferred Stock	Sep. 2010	11,893	11,893	0.11%

Sailthru, Inc. [a,b]
New York, New York
57,047 shares of
Series A Preferred Stock	Sep. 2011	299,999	299,999	2.87%

SugarSync, Inc. [a,b]
San Mateo, California
278,500 shares of
Series BB Preferred Stock	Dec. 2009	150,000	265,477	2.54%

SugarSync, Inc. [a,b]
San Mateo, California
579,375 shares of
Series CC Preferred Stock	Feb. 2011	350,000	590,232	5.65%

SugarSync, Inc. [a,b]
San Mateo, California
73,119 shares of
Series DD Preferred Stock	Dec. 2011	68,000	98,319	0.94%

(continued)

See notes to financial statements.	FOUR

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

SCHEDULE OF INVESTMENTS

February 29, 2012

(Unaudited)

	Initial Investment Date	Cost	Fair Value	% of Members’ Capital
Univa Corporation [a,b]
Austin, Texas
939,541 shares of
Series I Preferred Stock	Oct. 2010	$432,114	$469,770	4.50%
Total Software		2,103,472	2,394,707	22.94%

Total Private Company		5,550,854	6,567,792	62.93%

Short-Term Investments:

Federated Prime Obligations Fund #10, 0.20% [c]		3,952,349	3,952,349	37.87%

Total Short-Term Investments		3,952,349	3,952,349	37.87%

Total Investments (United States)		9,503,203	10,520,141	100.80%

Liabilities in Excess of Other Assets			(82,996)	(0.80%)

Members' Capital			$10,437,145	100.00%

[a] Non-income producing.
[b] Portfolio holdings are subject to substantial restrictions as to resale.
[c] The rate shown is the annualized 7-day yield as of February 29, 2012.	(concluded)

The cost and fair value of restricted Private Company Investments are $5,550,854 and $6,567,792, respectively.

See notes to financial statements.	FIVE

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

STATEMENT OF ASSETS, LIABILITIES AND MEMBERS’ CAPITAL

February 29, 2012

(Unaudited)

Assets
Investments in private companies, at fair value (cost $5,550,854)	$6,567,792
Short-term investments, at fair value (cost $3,952,349)	3,952,349
Interest receivable	674
Total assets	10,520,815
Liabilities and members’ capital
Management fee payable	47,516
Professional fees payable	27,019
Accounting and administration fees payable	6,667
Other expenses payable	2,468
Total liabilities	83,670

Members’ capital	10,437,145
Total liabilities and members’ capital	$10,520,815

Components of members’ capital:
Capital contributions	$10,514,912
Accumulated net investment loss	(1,094,705)
Accumulated net unrealized appreciation on investments	1,016,938
Members’ capital	$10,437,145

Net asset value per unit	$91.01
Number of authorized units	Unlimited
Number of outstanding units	114,678.93

See notes to financial statements.	SIX

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

STATEMENT OF OPERATIONS

For the six months ended February 29, 2012

(Unaudited)

Investment income
Interest	$3,834
Total investment income	3,834

Operating expenses
Management fee	101,473
Professional fees	25,000
Accounting and administration fees	20,000
Managers’ fees	12,500
Custodian fees	5,750
Other expenses	6,500
Total operating expenses, before management fee waiver	171,223

Management fees waived	5,769
Net investment loss	(161,620)
Net unrealized appreciation on investments in private companies
Net unrealized appreciation on investments in private companies	673,357
Net unrealized appreciation on investments in private companies	673,357

Net increase in members’ capital resulting from operations	$511,737

See notes to financial statements.	SEVEN

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

STATEMENTS OF CHANGES IN MEMBERS’ CAPITAL

For the year ended August 31, 2011(Audited) and the six months ended February 29, 2012(Unaudited)

Members’ Capital
Members’ capital, at August 31, 2010	$10,081,093
Capital contributions	-
Net investment loss	(381,382)
Net unrealized appreciation on investments in private companies	225,697
Members’ capital, at August 31, 2011	9,925,408
Capital contributions	-
Net investment loss	(161,620)
Net unrealized appreciation on investments in private companies	673,357
Members’ capital, at February 29, 2012	$10,437,145

See notes to financial statements.	EIGHT

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

STATEMENT OF CASH FLOWS

For the six months ended February 29, 2012

(Unaudited)

Cash flows from operating activities:
Net increase in members’ capital resulting from operations	$511,737
Adjustments to reconcile net increase in members’ capital resulting from operations to net cash used in operating activities:
Net purchases of investments	(1,520,040)
Net proceeds on sale of short-term investments	1,698,220
Net change in unrealized appreciation on investments	(673,357)
Increase in interest receivable	(179)
Increase in management fee payable	1,477
Decrease in professional fees payable	(13,991)
Decrease in accounting and administration fees payable	(3,333)
Decrease in custodian fees payable	(2,700)
Increase in other expenses payable	2,166
Net cash used in operating activities	-

Cash flows from financing activities:
Net cash provided by financing activities	-
Net change in cash	-
Cash at beginning of period	-
Cash at end of period	$-

See notes to financial statements.	NINE

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS

as of and for the six months ended February 29, 2012

(Unaudited)

1.	ORGANIZATION

Hatteras VC Co-Investment Fund II, LLC (the “Fund”) was organized as a limited liability company under the laws of the State of Delaware on November 7, 2008 and commenced operations on September 1, 2009. The Fund is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified management investment company. The Fund is managed by Hatteras Capital Investment Management, LLC (the “Adviser”), an investment adviser registered with the Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended. The Fund’s placement agent, an affiliate of the Adviser, is Hatteras Capital Distributors, LLC. The Fund had an initial closing on September 1, 2009 (“Initial Closing”) and a final closing August 31, 2010 (“Final Closing”), as determined by the Board of Managers (the “Board”) of the Fund. The Fund’s investment period (the “Investment Period”) is three years following the Initial Closing of the Fund. The Fund will continue until the date that is six years from the date of the Initial Closing, unless terminated earlier pursuant to applicable terms of the Fund’s limited liability company agreement (“LLC Agreement”). The term may be extended for two one-year periods at the discretion of the Board.

The Board has overall responsibility for the management and supervision of the business operations of the Fund on behalf of the members of the Fund (“Members”), subject to the laws of the State of Delaware and the Fund’s LLC Agreement, including authority to oversee and establish policies regarding the management, conduct and operation of the Fund’s business. The Fund’s investment objective is to seek superior risk-adjusted returns by investing in venture-backed companies. The Fund intends to achieve its investment objective by investing all or substantially all of its assets in venture-backed companies alongside of top-tier venture capital firms.

2.	Significant Accounting Policies

The following is a summary of significant accounting and reporting policies used in preparing the financial statements.

a.	Basis of Accounting

The Fund’s accounting and reporting policies conform to accounting principles generally accepted within the United States of America (“U.S. GAAP”).

b.	Cash

Cash, if any, includes short-term interest bearing deposit accounts. At times, such deposits may be in excess of federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts. At February 29, 2012, there was no cash held by the Fund.

TEN

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS

as of and for the six months ended February 29, 2012

(Unaudited) (Continued)

2.	Significant Accounting Policies (CONTINUED)

c.	Valuation of Portfolio Investments

Investments in Private Companies – Investments for which observable market prices in active markets do not exist are reported at fair value, as determined in good faith by the Adviser. Fair value is based on the best information available and is determined by reference to information including, but not limited to, the following: projected sales, net earnings, earnings before interest, taxes, depreciation and amortization (“EBITDA”), balance sheets, public or private transactions, valuations for publicly-traded comparable companies, recent rounds of financing in the company’s stock, and/or other measures, and consideration of any other pertinent information including the types of securities held and restrictions on disposition. The amount determined to be fair value may incorporate the Adviser’s own assumptions (including appropriate risk adjustments for nonperformance and lack of marketability). The methods used to estimate the fair value of private companies include: (1) the market approach (whereby fair value is derived by reference to observable valuation measures for comparable companies or assets – e.g., multiplying a key performance metric of the investee company or asset, such as projected revenue or EBITDA, by a relevant valuation multiple observed in the range of comparable companies or transactions – adjusted by the Adviser for differences between the investment and the referenced comparables and in some instances by reference to option pricing models or other similar methods), (2) the income approach (e.g., the discounted cash flow method), and (3) cost for a period of time after an acquisition (where such amount is determined by the Adviser to be the best indicator of fair value). These valuation methodologies involve a significant degree of judgment. Due to the absence of readily determinable fair values and the inherent uncertainty of valuations, the estimated fair values for private companies may differ significantly from values that would have been used had a ready market for the securities existed, and the differences could be material.

The Fund classifies its assets into three levels based on the lowest level of input that is significant to the fair value measurement. The three-tier hierarchy distinguishes between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments.

ELEVEN

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS

as of and for the six months ended February 29, 2012

(Unaudited) (Continued)

2.	Significant Accounting Policies (CONTINUED)

c.	Valuation of Portfolio Investments (Continued)

The inputs are summarized in the three broad levels listed below:

Valuation of Investments

•	Level 1 – quoted prices (unadjusted) in active markets for identical assets and liabilities

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

	Level 1	Level 2	Level 3	Total
Private Company[1]
Bridge Financing Note	$-	$-	$1,050,718	$1,050,718
Convertible Promissory Note	-	-	309,657	309,657
Preferred Stock	-	-	5,137,978	5,137,978
Common Stock	-	-	69,439	69,439
Total Private Company	-	-	6,567,792	6,567,792
Short-Term Investments	3,952,349	-	-	3,952,349
Total	$3,952,349	$-	$6,567,792	$10,520,141

1 All Private Companies held in the Fund are Level 3 securities. For a detailed break-out of Private Companies by industry classification, please refer to the Schedule of Investments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Bridge Financing Note	Convertible Promissory Note	Preferred Stock	Common Stock	Totals
Balance as of September 1, 2011	$284,760	$301,856	$3,743,074	$44,705	$4,374,395
Net Realized Gain (Loss)	-	-	-	-	-
Change in Unrealized Appreciation/ (Depreciation)	677,131	7,801	79,768	(91,343)	673,357
Gross Purchases	215,583	-	1,304,457	-	1,520,040
Transfer In/(Out)*	(126,756)	-	10,679	116,077	-
Gross Sales	-	-	-	-	-
Balance as of February 29, 2012	$1,050,718	$309,657	$5,137,978	$69,439	$6,567,792

*Transfers in or out reflect changes in investment categories and are represented by their balances at the beginning of the period.

Change in unrealized appreciation included in the statement of operations attributable to Level 3 investments held as of the reporting date is $673,357.

TWELVE

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS

as of and for the six months ended February 29, 2012

(Unaudited) (Continued)

2.	Significant Accounting Policies (CONTINUED)

d.	Investment Income

Interest income is recorded when earned. Disbursements received from investments in Private Companies are ordinarily accounted for as a reduction of cost. Investments in short-term investments are recorded on trade-date basis. Investments in private companies are recorded on a subscription effective date basis, which is generally the first day of the calendar month in which the investment is effective. Realized gains and losses are determined on a specific identified cost basis.

e.	Fund Expenses

Fund expenses that are specifically attributed to the Fund are charged to the Fund and recorded on an accrual basis. Expenses of the Fund include, but are not limited to, the following: all costs and expenses related to portfolio transactions, legal fees, accounting, auditing, and tax preparation fees, custodial fees, fess for data and software providers, costs of insurance, registration expenses, Advisers’ fees, and expenses of meetings of the Board.

f.	Income Taxes

The Fund is treated as a partnership for federal income tax purposes and therefore is not subject to U.S. federal income tax. For income tax purposes, the individual members will be taxed upon their distributive share of each item of the Fund’s profit and loss.

The Fund has reviewed any potential tax positions as of February 29, 2012 and has determined that it does not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the six months ended February 29, 2012, the Fund did not incur any interest or penalties. The Fund files income tax returns in U.S. federal jurisdictions and various states, which remain open for examination by the tax authorities for a period of three years from when they are filed. The tax years subject to evaluation by tax authorities are 2009, 2010 and 2011.

g.	Distributions

The Fund may make distributions to Members at least annually, or more frequently, at the Fund’s discretion, as permitted by applicable laws, rules and regulations. Amounts distributed will be intended to represent the amounts of distributions received by the Fund from underlying investments during the period since the last distribution (or from commencement of operations in the case of the first distribution). Any distributions to Members will be made pro-rata.

THIRTEEN

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS

as of and for the six months ended February 29, 2012

(Unaudited) (Continued)

2.	Significant Accounting Policies (CONTINUED)

h.	Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in Members’ capital from operations during the reporting period. Actual results could differ from those estimates.

i.	Recent Accounting Pronouncements

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-04 “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” (“ASU 2011-04”). The amendments in ASU 2011-04 generally represent clarification of Topic 820, but also include instances where a particular principle or requirement for measuring fair value or disclosing information about fair value measurements has changed. This update results in common principles and requirements for measurements in accordance with U.S. GAAP and International Financial Reporting Standards (“IFRS”). The provisions of ASU 2011-04 are effective prospectively for interim and annual periods beginning after December 15, 2011. Early adoption is prohibited. The Fund is currently assessing the impact of ASU 2011-04 on its financial position and results of operations, cash flows or financial statements disclosures and has not yet determined if the adoption of ASU 2011-04 will have a material effect on its financial statements.

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities (“ASU 2011-11”). The amendments in this ASU 2011-11 require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU 2011-11 is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. Management is currently evaluating the impact ASU 2011-11 will have on the financial statement disclosures.

3.	Management Fees AND Related Party Transactions

The Adviser is responsible for providing day-to-day investment management services to the Fund, subject to the ultimate supervision of and subject to any policies established by the Board, pursuant to the terms of an investment management agreement with the Fund (the "Investment Management Agreement"). Under the Investment

FOURTEEN

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS

as of and for the six months ended February 29, 2012

(Unaudited) (Continued)

3.	MAnagement Fees AND Related Party Transactions (CONTINUED)

Management Agreement, the Adviser is responsible for developing, implementing and supervising the Fund's investment program.

In consideration for such services, the Fund pays the Adviser a quarterly investment “management fee” equal to 2.00% on an annualized basis of the net assets of the Fund as of each quarter-end. The Adviser has committed to waive permanently a portion of its contractual fee rate under the Investment Management Agreement as of the end of any quarter at which (or month-end during the period from the Initial Closing to the Final Closing) the cost basis of the Fund’s portfolio companies plus cash and cash equivalents, including short-term investments, is less than the Fund’s net asset value (“NAV”) as of such quarter-end (or month-end during the period from the Initial Closing to the Final Closing). When this occurs, the Adviser will waive the portion of its management fee that is in excess of the annual rate equal to 2.00% of the cost basis of the Fund’s portfolio companies plus cash and cash equivalents, including short-term investments. Management fees for the six months ended February 29, 2012 were $101,473. For the six months ended February 29, 2012, the Adviser waived management fees totaling $5,769.

Each member of the Board who is not an “interested person” of the Fund, as defined by Section 2(a)(19) of the 1940 Act (each an “Independent Manager”), receives an annual retainer of $5,000 from the Fund for services on the Board and for services as a member of the audit committee of the Fund. All Board members are reimbursed by the Fund for all reasonable out-of-pocket expenses incurred by them in performing their duties. For the six months ended February 29, 2012, retainers to the Independent Managers totaled $12,500 and are included in the statement of operations under Managers’ fees.

4.	Accounting, Administration, and Custodial Agreement

In consideration for accounting, administrative, and recordkeeping services, the Fund pays J.D. Clark & Company, a division of UMB Fund Services, Inc. (the “Administrator”) a monthly administration fee based on the month-end net asset value of the Fund. The Administrator also provides regulatory administrative services, transfer agency functions, and Member services at an additional cost. For the six months ended February 29, 2012, the total accounting and administration fee was $20,000, and is included in the statement of operations under accounting and administration fees.

UMB Bank, n.a., an affiliate of the Administrator, serves as custodian of the Fund’s assets and provides custodial services for the Fund.

FIFTEEN

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS

as of and for the six months ended February 29, 2012

(Unaudited) (Continued)

5.	Investment Transactions

Total purchases of investments in private companies for the six months ended February 29, 2012 amounted to $1,520,040. There were no sales of investments in private companies for the six months ended February 29, 2012. The cost of investments in private companies for U.S. federal income tax purposes is adjusted for items of taxable income allocated to the Fund from the investments in private companies. The Fund relies upon actual and estimated tax information provided by the private companies in which it invests as to the amounts of taxable income allocated to the Fund as of February 29, 2012.

The Fund intends to invest substantially all of its available capital in private companies. These investments will generally be restricted securities that are subject to substantial holding periods or are not traded in public markets at all, so that the Fund may not be able to resell some of its securities holdings for extended periods.

6.	INdemnification

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the Fund, and therefore cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

7.	Risk Factors

An investment in the Fund involves significant risks, including liquidity risk, non-diversification risk and economic conditions risk, that should be carefully considered prior to investing and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment.

Liquidity risk: Transfer of the Units is subject to significant restrictions. Because of these restrictions and the absence of a public market for the Units, a Member may be unable to liquidate his, her or its investment even though his, her or its personal financial circumstances would make liquidation advisable or desirable. The Units will not be readily acceptable as collateral for loans and the Units are not permitted to be pledged as collateral for loans. Moreover, even if a Member were able to dispose of his, her or its Units, adverse tax consequences could result.

Non-diversification risk: If there is an industry in which the Fund concentrates its investments, the Fund may be subject to greater investment risk as companies engaged in similar businesses are more likely to be similarly affected by any adverse market conditions and other adverse industry-specific factors.

SIXTEEN

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS

as of and for the six months ended February 29, 2012

(Unaudited) (Continued)

7.	RISK FACTORS (CONTINUED)

Economic risk: The Fund’s investments expose Members to a range of potential economic risks that could have an adverse effect on the Fund. These may include, but are not limited to, declines in economic growth, inflation, deflation, taxation, governmental restrictions, and/or adverse regulation.

8.	Financial Highlights

The financial highlights are intended to help an investor understand the Fund’s financial performance for past periods. The total return in the table represents the rate that a typical Member would be expected to have earned or lost on an investment in the Fund.

The ratios and total return amount are calculated based on the Member group taken as a whole. An individual Member’s results may vary from those shown below due to the timing of capital transactions.

The ratios are calculated by dividing total dollars of net investment income or expenses, as applicable, by the average of total monthly Members’ capital. The total return amount is calculated by geometrically linking returns based on the change in the net asset value during each accounting period.

Per Unit Operating Performance:

Net Asset Value, September 1, 2009	$100.00
Income from investment operations:
Net investment loss	(4.81)
Net unrealized loss on investment transactions in private companies	(7.28)
Total from investment operations	(12.09)
Net Asset Value, August 31, 2010	$87.91
Income from investment operations:
Net investment loss	(3.36)
Net unrealized gain on investment transactions in private companies	2.00
Total from investment operations	(1.36)
Net Asset Value, August 31, 2011	$86.55
Income from investment operations:
Net investment loss	(1.41)
Net unrealized gain on investment transactions in private companies	5.87
Total from investment operations	4.46
Net Asset Value, February 29, 2012	$91.01

SEVENTEEN

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

NOTES TO FINANCIAL STATEMENTS

as of and for the six months ended February 29, 2012

(Unaudited) (Continued)

8.	FINANCIAL HIGHLIGHTS (CONTINUED)

			For the period from September 1, 2009
	For the six months ended	For the year ended	(Commencement of operations)
	February 29, 2012	August 31, 2011	to August, 31, 2010
Total return [1]	5.15% [2]	(1.55)%	(12.09)%
Members’ capital, end of period (000’s)	$10,437	$9,925	$10,081
Portfolio Turnover	0.00% [2]	0.00%	0.00%
Net investment loss:
Before reimbursement of placement agent fees	(3.28)% [3]	(3.84)%	(13.76)%
After reimbursement of placement agent fees	(3.28)% [3]	(3.84)%	(13.34)%
Total operating expenses [4]:
Before reimbursement of placement agent fees	3.35% [3]	3.94%	13.92%
After reimbursement of placement agent fees	3.35% [3]	3.94%	13.50%

1 Internal rate of return since inception as of February 29, 2012 was (3.70%).

2 Not annualized.

3 Annualized.

4 Total operating expenses before and after waiver of management fees for the six months ended February 29, 2012 were 3.47% and 3.35%, respectively. Total operating expenses before and after waiver of management fees for the period from September 1, 2010 to August 31, 2011 were 3.98% and 3.94%, respectively. There were no waived management fees for the period from September 1, 2009 (commencement of operations) to August 31, 2010.

9.	Subsequent Events

The Fund has evaluated subsequent events through the date the financial statements were issued, and determined there were no subsequent events that required disclosure in or adjustment to the financial statements.

EIGHTEEN

Hatteras VC Co-Investment Fund II, LLC

(a Delaware Limited Liability Company)

OTHER INFORMATION

(Unaudited)

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and the Fund’s record of actual proxy votes cast is available at www.sec.gov and by calling 1-800-504-9070 and may be obtained at no additional charge.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available, without charge and upon request, on the SEC’s website at http://www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington.

NINETEEN

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to semi-annual reports.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to members filed under Item 1 of this form.

(b)	The registrant did not need to divest itself of securities in accordance with Section 13(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), following the filing of its last report on Form N-CSR and before filing of the current report.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the members may recommend nominees to the registrant's board of managers, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K, or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable.

(b)     Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)          HATTERAS VC CO-INVESTMENT FUND II, LLC

By (Signature and Title)*    /s/ David B. Perkins

David B. Perkins, President

(principal executive officer)

Date May 9, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ David B. Perkins

David B. Perkins, President

(principal executive officer)

Date May 9, 2012

By (Signature and Title)*    /s/ R. Lance Baker

R. Lance Baker, Treasurer

(principal financial officer)

Date May 9, 2012

* Print the name and title of each signing officer under his or her signature.